Schedule of Debt Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Line of Credit Facility [Line Items]
later than one year and not later than two years	$ 492.5
Later than one year and not later than two years [Member]
Line of Credit Facility [Line Items]
later than one year and not later than two years	$ 492.5